Income taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax assets:
Net loss carry forwards	$ 211,738	$ 197,585
Intangible assets	4,008	5,655
Property, plant and equipment	15,518	12,799
Warranty liability	3,342	3,251
Foreign tax credits	620	620
Inventory	2,306	4,223
Research and development	6,107	5,961
Other	13,618	11,135
Total gross deferred income tax assets	257,257	241,229
Valuation allowance	(255,328)	(239,565)
Total deferred income tax assets	1,929	1,664
Deferred income tax liabilities:
Intangible assets	(1,756)	(2,456)
Property, plant and equipment	(61)	(106)
Other	(2,628)	(2,959)
Total deferred income tax liabilities	(4,445)	(5,521)
Total net deferred income tax liabilities	(2,516)	(3,857)
Allocated as follows:
Total net deferred income tax liabilities	$ (2,516)	$ (3,857)